ProShares DJ Brookfield Global Infrastructure Investment Objectives and Goals - ProShares DJ Brookfield Global Infrastructure	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DJ Brookfield Global Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares DJ Brookfield Global Infrastructure ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”).